Label	Element	Value
Gotham Defensive Long 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM DEFENSIVE LONG 500 FUND
Supplement [Text Block]	cik0001388485_SupplementTextBlock

GOTHAM DEFENSIVE LONG 500 FUND

Institutional Class Shares

OF

FUNDVANTAGE TRUST

(THE “TRUST”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Supplement dated May 1, 2019 to the Gotham Defensive Long 500 Fund's (the “Fund”) Prospectus dated February 1, 2019, as may be amended or supplemented from time to time.

The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such documents.

Reduction in Expense Limitation for the Fund

Effective May 1, 2019, the Adviser agreed to a reduction in the Fund's Expense Limitation (defined below) from an annual rate of 1.50% to 1.35% of the Fund's average daily net assets. The Fund's Prospectus is hereby amended to reflect this change.

Accordingly, on page 42 of the Prospectus, the fee table and accompanying footnotes with respect to the Fund under the heading “Expenses and Fees” and the related Expense Example in the Fund's Prospectus are deleted in their entirety and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement Closing [Text Block]	cik0001388485_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Gotham Defensive Long 500 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	2.01%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	2.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.08%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.36%	[1]
1 Year	rr_ExpenseExampleYear01	$ 339
3 Years	rr_ExpenseExampleYear03	1,106
5 Years	rr_ExpenseExampleYear05	1,965
10 Years	rr_ExpenseExampleYear10	$ 4,182

[1]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, "Acquired Fund Fees and Expenses," dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). Prior to May 1, 2019, the Expense Limitation was 1.50% (on an annual basis) of average daily net assets of the Fund. The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.